FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2012

Item 1. Proxy Voting Record

Nuveen Senior Income Fund

Company Name	Ticker	CUSIP	Country	Meeting Date	Meeting Type	Proponent	Item Number	Proposal	Management Recommendation	Vote Instruction
Citadel Broadcasting Corporation	CDELB	17285T304	USA	15-Sep-11	Special	Management	1	Approve Merger Agreement	For	For
						Management	2	Adjourn Meeting	For	For
						Management	3.1	Elect Director Jonathan Mandel	For	For
						Management	3.2	Elect Director Gregory Mrva	For	For
						Management	4	Advisory Vote on Golden Parachutes	For	Against
						Management	5	Ratify Auditors	For	For
MGM Holdings Inc.			USA	19-Dec-11	Annual	Management	1.1	Elect Director Gary Barber	For
						Management	1.2	Elect Director Ann Mather	For
						Management	1.3	Elect Director Roger Birnbaum	For
						Management	1.4	Elect Director Christopher Pucillo	For
						Management	1.5	Elect Director James Dondero	For
						Management	1.6	Elect Director Frederic G. Reynolds	For
						Management	1.7	Elect Director Jason O. Hirschhorn	For
						Management	1.8	Elect Director Kevin Ulrich	For
						Management	2	Elect Independent Director Peter Liguori	For
Masonite Inc.	MASWF	575387105	Canada	01-Mar-12	Special	Management	1	Private Company Resolution: Disclosure Requirements Resolution	For
						Management	2	Private Company Resolution: Ancillary Amendments Resolution	For
						Management	3	Private Company Resolution: Triggering Event Amendment Resolution	For
Masonite Inc.	MASWF	575387105	Canada	18-May-12	Annual	Management	1.1	Private Company Resolution: Elect Director Frederick J. Lynch	For	For
						Management	1.2	Private Company Resolution: Elect Director Robert J. Byrne	For	For
						Management	1.3	Private Company Resolution: Elect Director Jonathan F. Foster	For	For
						Management	1.4	Private Company Resolution: Elect Director Kenneth W. Freeman	For	For
						Management	1.5	Private Company Resolution: Elect Director George A. Lorch	For	For
						Management	1.6	Private Company Resolution: Elect Director Francis M. Scricco	For	For
						Management	1.7	Private Company Resolution: Elect Director John C. Wills	For	For
						Management	2	Private Company Resolution: Approve Deloitte & Touche LLP as Auditors and Authorize Board to Fix Their Remuneration	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Senior Income Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 29, 2012